Reinsurance - Amounts Ceded Related to QSR Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Ceded premiums earned	$ (139,643)	$ (118,861)	$ (92,336)
Third-Party Reinsurers
Ceded Credit Risk [Line Items]
Ceded risk-in-force	12,626,541	12,617,169	8,194,604
Ceded premiums earned	(167,331)	(143,747)	(110,140)
Ceded claims and claim expenses	7,436	1,620	3,233
Ceding commission earned	39,211	32,314	23,473
Profit commission	$ 90,006	$ 80,714	$ 59,104